Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Year-End Value of $100 Investment Based on Total Stockholder Return ($)(5)	Net Income (Loss) (thousand $)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	557,091	568,491	511,730	523,130	370	21,644
2024	557,027	581,827	513,889	538,689	404	21,910
2023	522,450	544,650	477,971	500,171	165	16,547

Named Executive Officers, Footnote
The dollar amounts reported in column (b) are the amounts of total compensation reported for Robert A. Virtue (our Chief Executive Officer, or PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
	The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are Douglas A. Virtue and Robert E. Dose.
PEO Total Compensation Amount	$ 557,091	$ 557,027	$ 522,450
PEO Actually Paid Compensation Amount	$ 568,491	581,827	544,650
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Virtue, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Virtue during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Virtue’s Summary Compensation Table Total compensation for each year to determine the compensation actually paid. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

		PEO
		2023	2024	2025

	Summary Compensation Table Total	$522,450	$557,027	$557,091
Less:	Stock Award Values Reported in Summary Compensation Table for the Covered Year	$0	$0	$0
Plus:	Fair value of Equity Awards Granted During Covered Year	$0	$0	$0
	Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$15,440	$28,320	$0
	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$6,760	$(3,520)	$11,400
Less:	Fair Value of Equity Awards Forfeited During Covered Year	$0	$0	$0
Less:	Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0
Plus:	Pension Value Service Cost	$0	$0	$0
	Compensation Actually Paid	$544,650	$581,827	$568,491

Non-PEO NEO Average Total Compensation Amount	$ 511,730	513,889	477,971
Non-PEO NEO Average Compensation Actually Paid Amount	$ 523,130	538,689	500,171
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note (2).

		Average of Non-PEO NEOs
		2023	2024	2025

	Summary Compensation Table Total	$477,971	$513,889	$511,730
Less:	Stock Award Values Reported in Summary Compensation Table for the Covered Year	$0	$0	$0
Plus:	Fair value of Equity Awards Granted During Covered Year	$0	$0	$0
	Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	$15,440	$28,320	$0
	Change in Fair Value of Stock Awards from Prior Years that Vested in the Covered Year	$6,760	$(3,520)	$11,400
Less:	Fair Value of Equity Awards Forfeited During Covered Year	$0	$0	$0
Less:	Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0
Plus:	Pension Value Service Cost	$0	$0	$0
	Compensation Actually Paid	$500,171	$538,689	$523,130

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 370	404	165
Net Income (Loss)	$ 21,644,000	21,910,000	16,547,000
PEO Name	Robert A. Virtue
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S-K, we are providing the following disclosure about the relationship between “compensation actually paid” for our principal executive officer, or PEO, and non-PEO named executive officers, or Non-PEO NEOs, and certain financial performance of the Company. As a smaller reporting company we are permitted and have elected to provide scaled pay versus performance disclosure. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, please see above in this “Executive Compensation” section.
	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	28,320	15,440
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,400	(3,520)	6,760
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	28,320	15,440
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,400	(3,520)	6,760
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0